Revenue - Additional Information (Details) € in Thousands		1 Months Ended	12 Months Ended
	Jun. 23, 2022 EUR (€)	Jul. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€) Installment
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Non refundable upfront payment		€ 115,000
Non refundable fee		€ 115,000
Upfront payment of payment obligation			€ 115,000
Long term prepaid expenses			146
Total revenue			97,500
Menarini License
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Cost for development of products			€ 27,500
Number of annual installments of revenue partially contribution | Installment			2
Percentage of revenue from performance obligations satisfied or partially satisfied in previous periods			50.00%
Additional milestone payment upon achievement			€ 863,000
Cost incurred			3,100
Sales and marketing expense			2,500
Prepayments and other receivables			500
Long term prepaid expenses			100
Transaction price allocated to remaining performance obligations			27,500
Total revenue			97,500
License Performance Obligation | License Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	€ 93,500		€ 93,500
Research and Development Performance Obligation
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of increase decrease in estimated costs			50.00%
Deferred revenue			€ 21,500
Research and Development Performance Obligation | Menarini License
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from performance obligations satisfied or partially satisfied in previous periods			1,200
Current liabilities			13,000
Research and Development Performance Obligation | License Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue			4,000
Non-current liabilities			€ 4,500